- Recognized amounts of assets acquired and liabilities assumed (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Goodwill	€ 20,804	€ 23,184
Non-current assets	44,729	47,148
Trade receivables	3,042	6,814
Other current assets	3,048	3,850
TOTAL ASSETS	62,862	69,182
Current liabilities	(33,871)	(48,940)
Other liabilities	€ (1,819)	(3,287)
Spark Networks, Inc.
Disclosure of detailed information about business combination [line items]
Goodwill		20,453
Intangible assets		6,243
Property, plant and equipment		81
Non-current assets		27
Trade receivables		336
Other current assets		1,424
Cash and cash equivalents		6,606
TOTAL ASSETS		35,170
Current liabilities		(4,071)
Other liabilities		(41)
Deferred income		(1,559)
Net assets acquired		€ 29,499